UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21331

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

April 30, 2016

Wells Fargo Multi-Sector Income Fund (ERC)

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/multi-sector-income-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of April 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

The U.S. Federal Reserve (Fed) embarked on a tightening cycle and raised the target federal funds rate to between 0.25% and 0.50% in December 2015.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Multi-Sector Income Fund for the six-month period that ended April 30, 2016. The period was marked by low interest rates, weakness in commodity prices, and moderate U.S. economic growth.

Accommodative monetary policies stole the headlines.

The U.S. Federal Reserve (Fed) embarked on a tightening cycle and raised the target federal funds rate to between 0.25% and 0.50% in December 2015. However, Fed Chair Janet Yellen has emphasized that the Fed expects to raise rates only gradually, depending on economic data. In addition, the Fed is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction, and it anticipates doing so until normalization of the level of the federal funds rate is well underway.

The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan (BOJ) maintained an aggressive monetary program aimed at combating deflation. The BOJ set a negative deposit rate at the end of January 2016, its latest effort to encourage banks to lend rather than hold deposits.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced subtrend growth and subdued inflation. In the U.S., however, economic growth advanced, the unemployment rate was 5.0% as of April 2016, and inflation remained below the Fed’s longer-run objective of a 2% pace. Oil prices continued to fall dramatically, reaching a secular low of $26 per barrel in February before increasing later in the reporting period.

Positive results masked intra-period volatility.

The Barclays U.S. Aggregate Bond Index,1 a broad measure of U.S. investment-grade bonds, finished the reporting period with a return of 2.82% and masked intra-period volatility. Corporate bond spreads widened in early 2016 due to investors’ fears about falling commodity prices and a slowing Chinese economy and then retraced their path as investor worries eased. Utilities were the best-performing subsector within investment-grade corporates, while industrials outperformed financials. The energy subsector, however, lagged as Moody’s downgraded a vast array of energy names in response to lower oil prices and a change in its rating methodology. Within the securitized sector, commercial mortgage-backed securities benefited from positive investor sentiment later in the period. Spreads in mortgage-backed securities (MBS) remained narrow, supported by the Fed’s reinvesting principal payments from its holdings of agency MBS that were acquired under quantitative easing.

Meanwhile, the Barclays Global Aggregate Bond Index2 posted a 6.09% return during the six-month period that ended April 30, 2016, and the Barclays U.S. Corporate High Yield Bond Index3 returned 2.37%. Emerging markets debt yields declined and prices rose, dramatically in some cases, and emerging markets currencies also appreciated. For example, certain emerging markets currencies, such as the Brazilian real, appreciated by approximately 10% during the reporting period.

[1]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Multi-Sector Income Fund	3

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appeared to function well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund may repurchase up to 10% of its outstanding shares within one year of December 17, 2015. The Fund’s Board of Trustees has delegated to Wells Fargo Funds Management, LLC, the Fund’s adviser, full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

Notice to shareholders

Effective May 25, 2016, the Fund’s Board of Trustees approved a change to the investment strategy guidelines of the Fund’s high-yield sleeve. As of this date, the Fund will be allowed to hold more than 20% of its assets in securities rated CCC or lower. However, additional securities rated CCC or lower cannot be added to the Fund if, at the time of purchase, more than 20% of the sleeve’s assets are rated CCC or lower.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[2]	The Barclays Global Aggregate Bond Index measures global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. You cannot invest directly in an index.

[3]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar–denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

Christopher Y. Kauffman, CFA®

Michael Lee

Niklas Nordenfelt, CFA®

Tony Norris

Alex Perrin

Phillip Susser

Christopher Wightman

Peter Wilson

Noah Wise

Average annual total returns (%) as of April 30, 20161

	6 Months	1 Year	5 Year	10 Year
Based on market value	9.89	1.88	4.74	7.33
Based on net asset value (NAV)	3.22	(1.79)	4.52	6.73

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s expense ratio for the six month ended April 30, 2016, was 1.36% which includes 0.43% of interest expense.

Comparison of NAV vs. market value[2]

The Fund is leveraged through a revolving credit facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to mortgage- and asset-backed securities risk. This closed-end fund is no longer offered as an initial public offering and is only available through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Multi-Sector Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was 9.89% during the six-month period that ended April 30, 2016. During the same period, the Fund’s return based on net asset value was 3.22%. The ERC Blended Index3 returned 4.14% for the reporting period.

Ten largest holdings (%) as of April 30, 2016[4]
Mexico, 4.75%, 6-14-2018	1.93
Brazil, 10.00%, 1-1-2017	1.89
Sprint Capital Corporation, 6.88%, 11-15-2028	1.86
Poland, 2.50%, 7-25-2026	1.82
Indonesia, 7.88%, 4-15-2019	1.77
NGPL PipeCo LLC, 7.77%, 12-15-2037	1.74
Romania, 5.85%, 4-26-2023	1.60
Poland, 3.25%, 7-25-2025	1.58
Republic of South Africa, 8.00%, 12-21-2018	1.55
Brazil, 10.00%, 1-1-2025	1.45

Overview

While returns were positive for the reporting period, the period can be broken down into two subperiods. The prices of riskier assets fell from the beginning of the reporting period through February 2016 as investors feared falling commodity prices and weakness in China. These prices then rebounded as investors regained confidence. In the meantime, perceived safe-haven assets such as U.S. Treasury bonds performed strongly in the first, risk-averse time frame and then lagged as other assets rebounded.

U.S. investment-grade corporate bonds did well, particularly during the final two months of the period. Within the securitized-bond market, higher-quality AAA-rated and AA-rated tranches bested lower-quality A-rated and BBB-rated bonds. In general, lower-rated segments within commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (MBS) also lagged higher-rated counterparts.

The high-yield market, as measured by the BofA Merrill Lynch U.S. High Yield Master II Constrained Index,5 declined 9.6% for the first part of the reporting period that ended February 11, 2016, before returning 13.2% for the remainder of the period. Energy and other commodity-related issues drove this volatility. The fall in commodity prices as well as technical pressure from large investment-grade issuers being downgraded into high yield aggravated this decline. Once the downgrades were absorbed by the high-yield market and commodity prices began to stabilize or rebound, the high-yield market rebounded. Non-U.S. bonds also had positive returns despite significant volatility in prices during the reporting period. Emerging markets debt yields declined and prices rose, and emerging markets currencies also appreciated.

Contributors to performance

Sector allocation added to results. An allocation to investment-grade long-term industrial bonds helped, particularly exposure to the tobacco, metals and mining, and media/entertainment subsectors. Highly rated MBS also contributed to performance because its incremental yield was more than enough to compensate for wider spreads. While high-yield bonds had more modest returns than the BBB-rated credit tier, it still was additive to results. The Fund’s exposure to smaller and emerging markets economies added value during the period. Bond market exposure to Brazil, Indonesia, and South Africa was increased over the reporting period and performed particularly well. On the currency front, the allocation to emerging markets currencies (and a reduced position in the U.S. dollar) was beneficial.

Detractors from performance

Certain CMBS detracted from results because they only partially recovered from their sell-off in early 2016. Exposure to the oil-field services and insurance sectors hampered results in the investment-grade credit sector. Within the Fund’s allocation to high yield, its exposure to the oil-field services, cable and satellite, and technology sectors detracted from results. Issue selection within the oil-field services sector also hurt results but was offset by solid security selection in the energy exploration and production sector and the pipeline sector. The Fund’s shorter duration positioning within its non-U.S. bonds detracted from performance over the reporting period. In particular, an allocation to securities with less-than-one-year maturities in Indonesia did not perform as well as longer-dated bonds. Select corporate positions (TES Global Limited;* America Movil, S.A.B. de C.V., ADS; and Petroleos Mexicanos) also detracted from performance.

[3]	Source: Wells Fargo Funds Management, LLC. The ERC Blended Index consists of the Barclays Credit Bond Index (7.5%), the Barclays U.S. Securitized Index (7.5%), the BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (60%), the J.P. Morgan GBI-EM Global Diversified Composite Index (18%), and the J.P. Morgan Global Government Bond ex U.S. Index (7%). You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market-value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index.

6	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Credit quality as of April 30, 2016[6]

Effective maturity distribution as of April 30, 2016[7]

Country allocation as of April 30, 2016[8]

Management outlook

As we look ahead, we expect global growth to be mixed, with stable growth rates in the U.S. and emerging markets alongside continued weakness in Europe and Japan. Central banks continue to add liquidity, particularly the European Central Bank, which took additional steps to ease monetary policy, and the People’s Bank of China, where declines in its balance sheet appear to be ending. Meanwhile, the U.S. Federal Reserve is expected to move gradually in raising rates in order to help protect economic growth and full employment. This expansion of central-bank liquidity should help support non-Treasury sectors.

In terms of our investment strategies, we expect U.S. mortgages and investment-grade corporate bonds will continue to provide investors with attractive coupon income. Our strategy focuses on A-rated and BBB-rated securities as compelling sources of yield, and our investment-grade credit exposure remains centered on industrials and financials, particularly the communications and insurance sectors. We believe overall credit fundamentals also remain sound due to continued economic growth. Lower energy and commodity prices are likely to be positive for the high-yield sector with the exception of energy exploration and development as well as metals and mining companies.

Outside the U.S., we continue to see value in the higher-yielding and smaller economies as opposed to bonds in either Japan or core Europe. We have increased the Fund’s exposure to the bond markets of Latin America. We expect to add emerging markets debt to the Fund, focusing on countries where central banks can remain on hold or ease as well as where we believe currencies can appreciate. Furthermore, we see more opportunities in emerging markets currencies than in the U.S. dollar.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[7]	Effective maturity distribution is subject to change and is calculated based on the total long-term investments of the Fund.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

*	This security was not held in the Fund at the end of the reporting period.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 2.49%
FHLMC	0.83-8.50%	4-25-2020 to 7-25-2048	$20,185,978	$13,190,681	2.29%
Other securities				1,273,059	0.20

Total Agency Securities (Cost $13,630,968)				14,463,740	2.49

Asset-Backed Securities: 0.10%
Other securities				606,725	0.10

Total Asset-Backed Securities (Cost $608,247)				606,725	0.10

Common Stocks: 0.07%

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Other securities				423,014	0.07

Materials: 0.00%

Chemicals: 0.00%
Other securities				744	0.00

Total Common Stocks (Cost $4,298,672)				423,758	0.07

Corporate Bonds and Notes: 72.38%

Consumer Discretionary: 12.60%

Auto Components: 0.58%
Other securities				3,400,030	0.58

Distributors: 0.16%
Other securities				904,500	0.16

Diversified Consumer Services: 0.83%
Service Corporation International	7.50	4-1-2027	2,993,000	3,516,775	0.60
Other securities				1,319,050	0.23

				4,835,825	0.83

Hotels, Restaurants & Leisure: 2.60%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,536,475	1.13
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,891,875	1.36
Other securities				640,852	0.11

				15,069,202	2.60

Household Durables: 0.41%
Other securities				2,379,950	0.41

Internet & Catalog Retail: 0.14%
Other securities				829,298	0.14

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Leisure Products: 0.11%
Other securities				$630,000	0.11%

Media: 6.16%
CCO Holdings LLC	5.13-7.38%	6-1-2020 to 5-1-2027	$6,170,000	6,386,313	1.09
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,248,563	0.73
CCOH Safari LLC 144A	5.75	2-15-2026	3,375,000	3,484,688	0.60
Gray Television Incorporated	7.50	10-1-2020	4,600,000	4,818,500	0.83
Other securities				16,847,775	2.91

				35,785,839	6.16

Multiline Retail: 0.11%
Other securities				614,853	0.11

Specialty Retail: 1.50%
Other securities				8,719,505	1.50

Consumer Staples: 1.13%

Beverages: 0.14%
Other securities				827,525	0.14

Food & Staples Retailing: 0.11%
Other securities				640,945	0.11

Food Products: 0.68%
Other securities				3,977,583	0.68

Household Products: 0.07%
Other securities				368,565	0.07

Tobacco: 0.13%
Other securities				766,411	0.13

Energy: 16.36%

Energy Equipment & Services: 5.42%
Bristow Group Incorporated	6.25	10-15-2022	4,480,000	3,673,600	0.63
Era Group Incorporated	7.75	12-15-2022	4,425,000	3,827,625	0.66
NGPL PipeCo LLC	7.12-9.63	12-15-2017 to 6-1-2019	2,495,000	2,580,655	0.45
NGPL PipeCo LLC 144A	7.77	12-15-2037	10,990,000	10,110,800	1.74
PHI Incorporated	5.25	3-15-2019	5,525,000	5,093,387	0.88
Other securities				6,177,344	1.06

				31,463,411	5.42

Oil, Gas & Consumable Fuels: 10.94%
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,597,813	0.62
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,199,000	4,575,120	0.79
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,390,000	2,139,050	0.37
Sabine Pass Liquefaction LLC	5.63-5.75	2-1-2021 to 3-1-2025	4,645,000	4,536,901	0.78
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,594,375	0.62
Sabine Pass LNG LP	6.50-7.50	11-30-2016 to 11-1-2020	6,455,000	6,667,144	1.15

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels (continued)
Other securities				$38,429,291	6.61%

				63,539,694	10.94

Financials: 14.61%

Banks: 0.91%
Other securities				5,282,402	0.91

Capital Markets: 1.13%
Other securities				6,532,871	1.13

Consumer Finance: 3.48%
Navient Corporation	8.00%	3-25-2020	$3,280,000	3,411,200	0.59
Springleaf Finance Corporation	5.75-8.25	9-15-2016 to 10-1-2023	4,870,000	4,810,019	0.82
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,754,750	0.82
Other securities				7,247,132	1.25

				20,223,101	3.48

Diversified Financial Services: 1.82%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,694,275	0.64
Other securities				6,885,784	1.18

				10,580,059	1.82

Insurance: 1.73%
Other securities				10,031,892	1.73

Real Estate Management & Development: 0.55%
Other securities				3,205,000	0.55

REITs: 4.99%
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,071,688	0.53
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,887,750	0.84
Iron Mountain Incorporated	5.75	8-15-2024	4,990,000	5,127,225	0.88
Iron Mountain Incorporated	6.00	10-1-2020 to 8-15-2023	3,190,000	3,380,250	0.58
Other securities				12,521,692	2.16

				28,988,605	4.99

Health Care: 7.21%

Biotechnology: 0.14%
Other securities				801,195	0.14

Health Care Equipment & Supplies: 1.06%
Other securities				6,175,732	1.06

Health Care Providers & Services: 4.12%
Select Medical Corporation	6.38	6-1-2021	6,215,000	5,896,481	1.02
Other securities				18,030,588	3.10

				23,927,069	4.12

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care Technology: 0.87%
Emdeon Incorporated 144A	6.00%	2-15-2021	$500,000	$503,750	0.08%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,573,688	0.79

				5,077,438	0.87

Life Sciences Tools & Services: 0.15%
Other securities				843,673	0.15

Pharmaceuticals: 0.87%
Other securities				5,074,613	0.87

Industrials: 4.31%

Aerospace & Defense: 0.18%
Other securities				1,034,563	0.18

Airlines: 0.36%
Other securities				2,110,137	0.36

Commercial Services & Supplies: 1.32%
Other securities				7,687,731	1.32

Construction & Engineering: 0.86%
Other securities				5,002,432	0.86

Professional Services: 0.15%
Other securities				842,433	0.15

Road & Rail: 0.11%
Other securities				652,072	0.11

Trading Companies & Distributors: 1.33%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,325,500	0.75
Other securities				3,364,775	0.58

				7,690,275	1.33

Information Technology: 4.20%

Communications Equipment: 0.32%
Other securities				1,864,513	0.32

Electronic Equipment, Instruments & Components: 1.40%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,736,563	0.99
Other securities				2,376,350	0.41

				8,112,913	1.40

Internet Software & Services: 0.20%
Other securities				1,153,250	0.20

IT Services: 0.24%
Other securities				1,363,250	0.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Semiconductors & Semiconductor Equipment: 0.55%
Other securities				$3,204,879	0.55%

Software: 0.61%
Other securities				3,543,782	0.61

Technology Hardware, Storage & Peripherals: 0.88%
NCR Corporation	6.38%	12-15-2023	$3,950,000	4,108,000	0.71
Other securities				1,015,620	0.17

				5,123,620	0.88

Materials: 1.59%

Chemicals: 0.14%
Other securities				822,819	0.14

Containers & Packaging: 1.41%
Other securities				8,217,036	1.41

Metals & Mining: 0.04%
Other securities				204,125	0.04

Telecommunication Services: 7.93%

Diversified Telecommunication Services: 2.83%
Other securities				16,431,266	2.83

Wireless Telecommunication Services: 5.10%
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,415,500	0.59
Sprint Capital Corporation	6.88	11-15-2028	14,540,000	10,795,911	1.86
Sprint Capital Corporation	8.75	3-15-2032	2,575,000	2,047,125	0.35
T-Mobile USA Incorporated	6.00-6.84	4-28-2019 to 1-15-2026	4,770,000	5,035,261	0.87
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,678,390	0.63
Other securities				4,642,739	0.80

				29,614,926	5.10

Utilities: 2.44%

Electric Utilities: 0.47%
Other securities				2,719,958	0.47

Gas Utilities: 0.30%
Other securities				1,755,743	0.30

Independent Power & Renewable Electricity Producers: 1.42%
Other securities				8,235,846	1.42

Multi-Utilities: 0.25%
Other securities				1,442,991	0.25

Total Corporate Bonds and Notes (Cost $425,326,379)				420,327,346	72.38

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Corporate Bonds and Notes @: 2.64%

Consumer Discretionary: 0.06%

Auto Components: 0.02%
Other securities				$121,524	0.02%

Internet & Catalog Retail: 0.04%
Other securities				234,782	0.04

Consumer Staples: 0.14%

Food Products: 0.14%
Other securities				788,689	0.14

Energy: 0.27%

Energy Equipment & Services: 0.02%
Other securities				120,814	0.02

Oil, Gas & Consumable Fuels: 0.25%
Other securities				1,443,366	0.25

Financials: 1.70%

Banks: 1.61%
KfW (TRY)	5.00%	1-16-2017	11,400,000	3,937,058	0.68
Other securities				5,405,843	0.93

				9,342,901	1.61

Diversified Financial Services: 0.09%
Other securities				546,473	0.09

Materials: 0.12%

Chemicals: 0.12%
Other securities				686,201	0.12

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.07%
Other securities				401,031	0.07

Wireless Telecommunication Services: 0.28%
Other securities				1,620,697	0.28

Total Foreign Corporate Bonds and Notes (Cost $19,899,745)				15,306,478	2.64

Foreign Government Bonds @: 25.25%
Brazil (BRL)	10.00	1-1-2017	38,525,000	10,983,811	1.89
Brazil (BRL)	10.00	1-1-2025	32,800,000	8,410,217	1.45
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,303,136	1.09
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,877,047	0.32
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,211,478	0.90
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,276,843	1.77
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,929,747	0.68

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Malaysia (MYR)	3.66%	10-15-2020	20,700,000	$5,334,310	0.92%
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,164,089	0.89
Mexico (MXN)	4.75	6-14-2018	191,800,000	11,219,820	1.93
Mexico (MXN)	10.00	12-5-2024	62,120,000	4,653,480	0.80
Mexico (MXN)	10.00	12-5-2024	14,100,000	1,056,247	0.18
Poland (PLN)	2.50	7-25-2026	42,500,000	10,568,064	1.82
Poland (PLN)	3.25	7-25-2025	34,100,000	9,168,705	1.58
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,783,050	0.65
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	6,846,648	1.18
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,020,054	1.55
Romania (RON)	5.85	4-26-2023	31,550,000	9,311,141	1.60
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,498,309	0.60
Thailand (THB)	3.25	6-16-2017	110,000,000	3,216,311	0.56
Thailand (THB)	3.85	12-12-2025	108,500,000	3,664,421	0.63
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,502,752	0.43
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,855,754	0.84
Other securities				5,774,007	0.99

Total Foreign Government Bonds (Cost $168,396,630)				146,629,441	25.25

Loans: 15.23%

Consumer Discretionary: 3.42%

Auto Components: 0.58%
Other securities				3,360,716	0.58

Distributors: 0.51%
Other securities				2,941,234	0.51

Hotels, Restaurants & Leisure: 0.12%
Other securities				733,263	0.12

Household Products: 0.03%
Other securities				164,017	0.03

Leisure Products: 0.36%
Other securities				2,078,429	0.36

Media: 1.28%
Other securities				7,421,226	1.28

Multiline Retail: 0.03%
Other securities				196,155	0.03

Specialty Retail: 0.51%
Other securities				2,954,040	0.51

Consumer Staples: 0.15%

Food Products: 0.15%
Other securities				893,762	0.15

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2016 (unaudited)

Security name	Value	Percent of net assets

Energy: 0.49%

Energy Equipment & Services: 0.49%
Other securities	$2,858,625	0.49%

Financials: 2.12%

Capital Markets: 0.36%
Other securities	2,104,240	0.36

Consumer Finance: 0.03%
Other securities	200,750	0.03

Diversified Financial Services: 0.69%
Other securities	4,034,698	0.69

Insurance: 0.26%
Other securities	1,492,133	0.26

Real Estate Management & Development: 0.75%
Other securities	4,333,138	0.75

REITs: 0.03%
Other securities	150,782	0.03

Health Care: 1.48%

Health Care Equipment & Supplies: 0.15%
Other securities	847,846	0.15

Health Care Providers & Services: 0.75%
Other securities	4,339,412	0.75

Health Care Technology: 0.20%
Other securities	1,162,651	0.20

Pharmaceuticals: 0.38%
Other securities	2,231,790	0.38

Industrials: 1.69%

Aerospace & Defense: 0.52%
Other securities	3,005,903	0.52

Chemicals: 0.05%
Other securities	269,980	0.05

Commercial Services & Supplies: 0.68%
Other securities	3,952,176	0.68

Electrical Equipment: 0.17%
Other securities	971,107	0.17

Machinery: 0.11%
Other securities	632,648	0.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Transportation Infrastructure: 0.16%
Other securities				$952,313	0.16%

Information Technology: 2.65%

Internet Software & Services: 0.48%
Other securities				2,774,738	0.48

Semiconductors & Semiconductor Equipment: 0.25%
Other securities				1,450,177	0.25

Software: 0.11%
Other securities				683,485	0.11

Technology Hardware, Storage & Peripherals: 1.81%
Dell Incorporated ±	4.00%	4-29-2020	$8,231,686	8,228,722	1.42
Other securities				2,274,588	0.39

				10,503,310	1.81

Materials: 0.03%

Containers & Packaging: 0.03%
Other securities				168,014	0.03

Telecommunication Services: 1.74%

Diversified Telecommunication Services: 1.10%
Other securities				6,383,086	1.10

Wireless Telecommunication Services: 0.64%
Other securities				3,742,012	0.64

Utilities: 1.46%

Electric Utilities: 1.37%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	20,096,983	6,697,320	1.15
Other securities				1,270,150	0.22

				7,967,470	1.37

Independent Power & Renewable Electricity Producers: 0.09%
Other securities				493,730	0.09

Total Loans (Cost $102,342,187)				88,449,056	15.23

Municipal Obligations: 0.05%

New York: 0.05%
Other securities				269,109	0.05

Total Municipal Obligations (Cost $270,000)				269,109	0.05

Non-Agency Mortgage-Backed Securities: 5.95%
Other securities				34,568,732	5.95

Total Non-Agency Mortgage-Backed Securities (Cost $34,661,152)				34,568,732	5.95

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 8.03%

Consumer Discretionary: 0.50%

Media: 0.50%
Other securities				$2,923,698	0.50%

Consumer Staples: 0.49%

Beverages: 0.35%
Other securities				2,064,682	0.35

Tobacco: 0.14%
Other securities				792,298	0.14

Energy: 1.20%

Oil, Gas & Consumable Fuels: 1.20%
Teekay Corporation	8.50%	1-15-2020	$4,475,000	3,412,188	0.59
Other securities				3,555,365	0.61

				6,967,553	1.20

Financials: 0.99%

Banks: 0.79%
Other securities				4,578,249	0.79

Diversified Financial Services: 0.20%
Other securities				1,187,101	0.20

Health Care: 1.06%

Pharmaceuticals: 1.06%
Other securities				6,129,524	1.06

Industrials: 0.64%

Building Products: 0.04%
Other securities				222,600	0.04

Commercial Services & Supplies: 0.42%
Other securities				2,456,000	0.42

Machinery: 0.04%
Other securities				236,175	0.04

Road & Rail: 0.14%
Other securities				820,219	0.14

Information Technology: 0.27%

Communications Equipment: 0.14%
Other securities				794,905	0.14

Internet Software & Services: 0.13%
Other securities				765,215	0.13

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Materials: 0.99%

Containers & Packaging: 0.57%
Other securities				$3,308,612	0.57%

Metals & Mining: 0.42%
Other securities				2,403,339	0.42

Telecommunication Services: 1.77%

Diversified Telecommunication Services: 1.54%
Intelsat Jackson Holdings SA	5.50%	8-1-2023	$6,775,000	4,280,953	0.74
Other securities				4,636,362	0.80

				8,917,315	1.54

Wireless Telecommunication Services: 0.23%
Other securities				1,363,864	0.23

Utilities: 0.12%

Electric Utilities: 0.12%
Other securities				684,125	0.12

Total Yankee Corporate Bonds and Notes (Cost $55,735,817)				46,615,474	8.03

	Yield		Shares
Short-Term Investments: 4.71%

Investment Companies: 4.71%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.43		27,383,187	27,383,187	4.71

Total Short-Term Investments (Cost $27,383,187)				27,383,187	4.71

Total investments in securities (Cost $852,552,984) *				795,043,046	136.90
Other assets and liabilities, net				(214,298,166)	(36.90)

Total net assets				$580,744,880	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
@	Foreign bond principal is denominated in the local currency of the issuer.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $858,011,810 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,596,508
Gross unrealized losses	(81,565,272)

Net unrealized losses	$(62,968,764)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Multi-Sector Income Fund	Statement of assets and liabilities—April 30, 2016 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $825,169,797)	$767,659,859
In affiliated securities, at value (cost $27,383,187)	27,383,187

Total investments, at value (cost $852,552,984)	795,043,046
Cash	176,122
Foreign currency, at value (cost $463,952)	471,763
Receivable for investments sold	5,373,988
Principal paydown receivable	9,039
Receivable for interest	12,661,604
Prepaid expenses and other assets	4,222

Total assets	813,739,784

Liabilities
Dividends payable	4,063,171
Payable for investments purchased	8,139,635
Secured borrowing payable	220,167,345
Advisory fee payable	367,980
Administration fee payable	33,453
Accrued expenses and other liabilities	223,320

Total liabilities	232,994,904

Total net assets	$580,744,880

NET ASSETS CONSIST OF
Paid-in capital	$748,967,586
Overdistributed net investment income	(5,807,048)
Accumulated net realized losses on investments	(105,064,485)
Net unrealized losses on investments	(57,351,173)

Total net assets	$580,744,880

NET ASSET VALUE PER SHARE
Based on $580,744,880 divided by 42,018,309 shares issued and outstanding (100,000,000 shares authorized)	$13.82

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	19

Investment income
Interest (net of foreign withholding taxes of $87,424)	$26,880,766
Dividends	45,108
Income from affiliated securities	40,860

Total investment income	26,966,734

Expenses
Advisory fee	2,139,617
Administration fee	194,511
Custody and accounting fees	103,034
Professional fees	37,183
Shareholder report expenses	50,128
Trustees’ fees and expenses	8,989
Transfer agent fees	19,177
Interest expense	1,201,929
Other fees and expenses	18,559

Total expenses	3,773,127

Net investment income	23,193,607

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	(6,445,133)
Forward foreign currency contract transactions	(729,490)

Net realized losses on investments	(7,174,623)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,627,881)
Forward foreign currency contract transactions	924,680

Net change in unrealized gains (losses) on investments	(1,703,201)

Net realized and unrealized gains (losses) on investments	(8,877,824)

Net increase in net assets resulting from operations	$14,315,783

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Multi-Sector Income Fund	Statement of changes in net assets

	Six months ended April 30, 2016 (unaudited)		Year ended October 31, 2015

Operations
Net investment income		$23,193,607		$46,469,815
Net realized losses on investments		(7,174,623)		(15,988,489)
Net change in unrealized gains (losses) on investments		(1,703,201)		(67,320,520)

Net increase (decrease) in net assets resulting from operations		14,315,783		(36,839,194)

Distributions to shareholders from
Net investment income		(24,389,667)		(36,559,777)
Tax basis return of capital		0		(12,379,627)

Total distributions to shareholders		(24,389,667)		(48,939,404)

Capital share transactions	Shares		Shares
Cost of shares repurchased	(36,691)	(407,024)	0	0

Net increase (decrease) in net assets resulting from capital share transactions		(407,024)		0

Total decrease in net assets		(10,480,908)		(85,778,598)

Net assets
Beginning of period		591,225,788		677,004,386

End of period		$580,744,880		$591,225,788

Overdistributed net investment income		$(5,807,048)		$(4,610,988)

The accompanying notes are an integral part of these financial statements.

Statement of cash flows—six months ended April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	21

Cash flows from operating activities:
Net increase in net assets resulting from operations	$14,315,783

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(98,418,886)
Proceeds from the sales of investment securities	122,499,419
Paydowns	3,519,089
Amortization	(1,690,711)
Purchase of short-term investment securities, net	(12,811,410)
Increase in receivable for investments sold	(490,180)
Increase in principal paydown receivable	(1,847)
Decrease in receivable for interest	420,643
Decrease in prepaid expenses and other assets	11,469
Decrease in payable for investments purchased	(1,800,289)
Decrease in advisory fee payable	(27,280)
Decrease in administration fee payable	(2,480)
Increase in accrued expenses and other liabilities	43,103
Net realized losses on investments	7,174,623
Net change in unrealized gains (losses) on investments	1,703,201

Net cash provided by operating activities	34,444,247

Cash flows from financing activities:
Cost of shares repurchased	(407,024)
Cash distributions paid	(24,393,215)
Decrease in secured borrowing payable	(9,975,745)

Net cash used in financing activities	(34,775,984)

Net decrease in cash	(331,737)

Cash (including foreign currency):
Beginning of period	$979,622

End of period	$647,885

Supplemental cash disclosure
Cash paid for interest	$1,177,674

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Multi-Sector Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2016	Year ended October 31
	(unaudited)	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.06	$16.10	$16.40	$17.01	$16.16	$16.67
Net investment income	0.55	1.10 [1]	1.14 [1]	1.18	1.16	1.11
Net realized and unrealized gains (losses) on investments	(0.21)	(1.98)	(0.24)	(0.59)	0.89	(0.39)

Total from investment operations	0.34	(0.88)	0.90	0.59	2.05	0.72
Distributions to shareholders from
Net investment income	(0.58)	(0.87)	(0.91)	(1.20)	(1.20)	(1.23)
Tax basis return of capital	0.00	(0.29)	(0.29)	0.00	0.00	0.00

Total distributions to shareholders	(0.58)	(1.16)	(1.20)	(1.20)	(1.20)	(1.23)
Anti-dilutive effect of shares repurchased	0.00 [1,2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$13.82	$14.06	$16.10	$16.40	$17.01	$16.16
Market value, end of period	$12.57	$12.02	$14.19	$14.47	$16.54	$14.97
Total return based on market value[3]	9.89%	(7.34)%	6.55%	(5.44)%	19.33%	0.33%
Ratios to average net assets (annualized)
Net expenses[4]	1.36%	1.24%	1.21%	1.24%	1.24%	1.14%
Net investment income[4]	8.37%	7.33%	6.95%	7.04%	7.13%	6.75%
Supplemental data
Portfolio turnover rate	11%	31%	41%	40%	78%	35%
Net assets, end of period (000s omitted)	$580,745	$591,226	$677,004	$689,573	$715,368	$679,497

Borrowings outstanding, end of period (000s omitted)	$220,000	$230,000	$230,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$3,640	$3,570	$3,944	$3,998	$4,110	$3,954

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. Returns for periods of less than one year are not annualized.

[4]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Six months ended April 30, 2016 (unaudited)	0.43%
Year ended October 31, 2015	0.24%
Year ended October 31, 2014	0.07%
Year ended October 31, 2013	0.07%
Year ended October 31, 2012	0.11%
Year ended October 31, 2011	0.09%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	23

1. ORGANIZATION

The Wells Fargo Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized

24	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in with net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	25

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$86,701,155	$4,490,558	$1,934,103

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$14,463,740	$0	$14,463,740

Asset-backed securities	0	606,725	0	606,725

Common stocks
Energy	423,014	0	0	423,014
Materials	744	0	0	744

Corporate bonds and notes	0	420,327,346	0	420,327,346

Foreign corporate bonds and notes	0	15,306,478	0	15,306,478

Foreign government bonds	0	146,629,441	0	146,629,441

Loans	0	70,857,418	17,591,638	88,449,056

Municipal obligations	0	269,109	0	269,109

Non-agency mortgage-backed securities	0	34,568,732	0	34,568,732

Yankee corporate bonds and notes	0	45,886,193	729,281	46,615,474

Short-term investments
Investment companies	27,383,187	0	0	27,383,187
Total assets	$27,806,945	$748,915,182	$18,320,919	$795,043,046

26	Wells Fargo Multi-Sector Income Fund	Notes to financial statements (unaudited)

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At April 30, 2016, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2015	$16,654,991	$729,281	$17,384,272
Accrued discounts (premiums)	22,561	95,094	117,655
Realized gains (losses)	9,160	0	9,160
Change in unrealized gains (losses)	(172,922)	(95,094)	(268,016)
Purchases	1,844,238	0	1,844,238
Sales	(1,390,063)	0	(1,390,063)
Transfers into Level 3	2,488,206	0	2,488,206
Transfers out of Level 3	(1,864,533)	0	(1,864,533)
Balance as of April 30, 2016	$17,591,638	$729,281	$18,320,919
Change in unrealized gains (losses) relating to securities still held at April 30, 2016	$(161,082)	$(95,094)	$(256,176)

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the six months ended April 30, 2016 and the year ended October 31, 2015, the Fund did not issue any shares.

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund may repurchase up to 10% of its outstanding shares within one year of December 17, 2015. The Fund’s Board of Trustees has delegated to Funds Management full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations. During the six months ended April 30, 2016, the Fund purchased 36,691 of its shares on the open market at a total cost of $407,024 (average price per share of $11.08). The average discount of these repurchased shares was 14.06%.

Notes to financial statements (unaudited)	Wells Fargo Multi-Sector Income Fund	27

6. BORROWINGS

As of April 30, 2016, the Fund has borrowed $220 million through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million with no specific contract expiration date but the Facility can be terminated upon 180 days’ notice. The Fund is charged interest at London Interbank Offered Rate (LIBOR) plus 0.70% and a commitment fee of 0.30% of the average daily unutilized amount of the commitment which may be waived if the amount drawn on the Facility is over 75% of the committed amount.

During the six months ended April 30, 2016, the Fund had average borrowings outstanding of $224,780,220 at an average rate of 1.08% and paid interest in the amount of $1,201,929, which represents 0.43% of its average daily net assets (on an annualized basis).

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2016 were $87,635,109 and $80,281,002, respectively.

As of April 30, 2016, the Fund had unfunded term loan commitments of $1,972,531.

8. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

As of April 30, 2016, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $1,372,192 and $7,279,843 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2016.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

9. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to shareholders:

Declaration date	Record date	Payable date	Per share amount
April 29, 2016	May 16, 2016	June 1, 2016	$0.0967
May 25, 2016	June 15, 2016	July 1, 2016	$0.0923

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

28	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

ANNUAL MEETING OF SHAREHOLDERS

On February 8, 2016, an Annual Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 – Election of trustees:

Shares voted “For”	Peter Gordon	31,068,743
Shares voted “Withhold”		6,168,246
Shares voted “For”	Timothy Penny	31,173,794
Shares voted “Withhold”		6,063,195
Shares voted “For”	Michael Scofield	31,099,244
Shares voted “Withhold”		6,137,745

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	29

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers1 listed below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 141 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010**	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 72 funds in the Fund Complex.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

**	Debra Ann Early was the Chief Compliance Officer until May 15, 2016.

Automatic dividend reinvestment plan	Wells Fargo Multi-Sector Income Fund	31

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 30170, College Station, Texas 77842-3170 or by calling 1-800-730-6001.

32	Wells Fargo Multi-Sector Income Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

1-800-730-6001

Website: wellsfargofunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

242224 06-16 SMSI/SAR159 04-16

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Multi-Sector Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for Wells Fargo Multi-Sector Income Fund is filed under this Item.

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.49%
FHLMC ±	4.24%	9-1-2032	$1,202,023	$1,273,768
FHLMC	8.50	7-1-2028	52,331	64,149
FHLMC	8.50	3-1-2030	30,926	31,431
FHLMC Series 1383 ±	2.66	2-1-2037	385,831	407,570
FHLMC Series 196 Class A ±	1.23	12-15-2021	26,173	26,463
FHLMC Series 2011-K16 Class B ±144A	4.75	11-25-2046	1,000,000	1,086,664
FHLMC Series 2011-K701 Class B ±144A	4.29	7-25-2048	165,000	169,074
FHLMC Series 2011-K702 Class B ±144A	4.77	4-25-2044	740,000	769,287
FHLMC Series 2012-K17 Class B ±144A	4.35	12-25-2044	675,000	724,831
FHLMC Series 2012-K18 Class B ±144A	4.26	1-25-2045	810,000	865,649
FHLMC Series 2012-K501 Class C ±144A	3.48	11-25-2046	800,000	802,314
FHLMC Series 2012-K705 Class B ±144A	4.16	9-25-2044	1,000,000	1,033,309
FHLMC Series 2012-K706 Class B ±144A	4.03	11-25-2044	500,000	515,414
FHLMC Series 2012-K706 Class C ±144A	4.03	11-25-2044	805,000	816,253
FHLMC Series 2012-K707 Class B ±144A	3.88	1-25-2047	930,000	956,503
FHLMC Series 2012-K709 Class B ±144A	3.74	4-25-2045	1,000,000	1,025,079
FHLMC Series 2012-K711 Class B ±144A	3.56	8-25-2045	264,000	269,113
FHLMC Series 2013-K30 Class B ±144A	3.67	6-25-2045	700,000	707,298
FHLMC Series 2013-K713 Class B ±144A	3.17	4-25-2046	1,000,000	1,006,773
FHLMC Series 2390 Class FD ±	0.88	12-15-2031	25,932	26,178
FHLMC Series 2567 Class FH ±	0.83	2-15-2033	74,422	75,195
FHLMC Series K007 Class X1 ±(c)	1.33	4-25-2020	943,835	31,168
FHLMC Series K016 Class X1 ±(c)	1.71	10-25-2021	375,846	25,706
FHLMC Series K020 Class X1 ±(c)	1.59	5-25-2022	6,679,659	481,492
FNMA ±	2.27	9-1-2037	501,259	528,986
FNMA	6.00	4-1-2033	65,286	68,141
FNMA	6.50	11-1-2032	58,102	60,997
FNMA	7.50	7-1-2017	1,521	1,525
FNMA	7.50	10-1-2028	2,264	2,277
FNMA	7.50	2-1-2030	30,819	31,291
FNMA	7.50	9-1-2030	76,483	81,712
FNMA	8.00	6-1-2030	9,087	9,216
FNMA Series 1996-46 Class FA ±	0.94	8-25-2021	15,533	15,628
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,150,659	40,380
FNMA Series 2001-25 Class Z	6.00	6-25-2031	158,545	179,129
FNMA Series 2001-35 Class F ±	1.04	7-25-2031	6,957	7,063
FNMA Series 2001-57 Class F ±	0.94	6-25-2031	7,004	7,094
FNMA Series 2002-77 Class FH ±	0.84	12-18-2032	52,454	52,930
FNMA Series 2002-97 Class FR ±	0.99	1-25-2033	12,295	12,450
FNMA Series G91-16 Class F ±	0.89	6-25-2021	14,031	14,112
FNMA Series G92-17 Class F ±	1.49	3-25-2022	50,957	51,778
GNMA	6.50	6-15-2028	36,954	42,297
GNMA	7.25	7-15-2017	1,345	1,348
GNMA	7.25	8-15-2017	2,525	2,534
GNMA	7.25	8-15-2017	4,016	4,030
GNMA	7.25	9-15-2017	8,047	8,126
GNMA	7.25	10-15-2017	14,399	14,534
GNMA	7.25	10-15-2017	5,536	5,584
GNMA	7.25	11-15-2017	7,564	7,638
GNMA	7.25	1-15-2018	1,951	1,957

2	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	1-15-2018	$4,954	$4,971
GNMA	7.25	2-15-2018	9,615	9,715
GNMA	7.25	5-15-2018	5,596	5,616

Total Agency Securities (Cost $13,630,968)				14,463,740

Asset-Backed Securities: 0.10%
CVS Pass-Through Trust Series T	6.04	12-10-2028	543,340	606,725

Total Asset-Backed Securities (Cost $608,247)				606,725

			Shares

Common Stocks: 0.07%

Energy: 0.07%

Oil, Gas & Consumable Fuels: 0.07%
Swift Energy Company †(i)			16,550	423,014

Materials: 0.00%

Chemicals: 0.00%
LyondellBasell Industries NV Class A			9	744

Total Common Stocks (Cost $4,298,672)				423,758

			Principal

Corporate Bonds and Notes: 72.38%

Consumer Discretionary: 12.60%

Auto Components: 0.58%
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	$1,680,000	1,789,200
Cooper Tire & Rubber Company	8.00	12-15-2019	550,000	624,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	432,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	554,580

				3,400,030

Distributors: 0.16%
LKQ Corporation	4.75	5-15-2023	900,000	904,500

Diversified Consumer Services: 0.83%
Service Corporation International	7.50	4-1-2027	2,993,000	3,516,775
Service Corporation International	7.63	10-1-2018	680,000	763,300
Service Corporation International	8.00	11-15-2021	475,000	555,750

				4,835,825

Hotels, Restaurants & Leisure: 2.60%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,536,475
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,891,875
Hilton Worldwide Finance LLC	5.63	10-15-2021	195,000	203,102
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	437,750

				15,069,202

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Household Durables: 0.41%
American Greetings Corporation	7.38%	12-1-2021	$2,000,000	$2,060,000
Tempur Sealy International Incorporated	5.63	10-15-2023	105,000	109,200
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	210,750

				2,379,950

Internet & Catalog Retail: 0.14%
Expedia Incorporated	5.95	8-15-2020	750,000	829,298

Leisure Products: 0.11%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	600,000	630,000

Media: 6.16%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,424,365
Cable One Incorporated 144A	5.75	6-15-2022	375,000	385,313
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,388,600
CCO Holdings LLC	5.13	2-15-2023	300,000	307,500
CCO Holdings LLC 144A	5.13	5-1-2023	475,000	484,500
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,290,625
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,248,563
CCO Holdings LLC 144A	5.50	5-1-2026	815,000	831,300
CCO Holdings LLC 144A	5.88	4-1-2024	750,000	785,625
CCO Holdings LLC 144A	5.88	5-1-2027	705,000	722,625
CCO Holdings LLC	6.63	1-31-2022	775,000	823,438
CCO Holdings LLC	7.38	6-1-2020	1,100,000	1,140,700
CCOH Safari LLC 144A	5.75	2-15-2026	3,375,000	3,484,688
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,335,000	1,258,238
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	2,030,000	2,060,450
Cinemark USA Incorporated 144A	4.88	6-1-2023	325,000	322,598
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,080,000
CSC Holdings LLC	8.63	2-15-2019	383,000	425,130
Gray Television Incorporated	7.50	10-1-2020	4,600,000	4,818,500
Interpublic Group of Companies	4.00	3-15-2022	750,000	783,599
Lamar Media Corporation	5.88	2-1-2022	690,000	722,775
LIN Television Corporation	6.38	1-15-2021	275,000	287,375
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	209,500
National CineMedia LLC	6.00	4-15-2022	1,725,000	1,806,938
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,042,500
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	175,000	175,438
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,833,125
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,800
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	809,875
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	811,156

				35,785,839

Multiline Retail: 0.11%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	614,853

Specialty Retail: 1.50%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	465,750
ABC Supply Company Incorporated 144A	5.75	12-15-2023	300,000	314,250

4	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Advance Auto Parts Incorporated	4.50%	1-15-2022	$600,000	$640,349
Asbury Automotive Group Incorporated	6.00	12-15-2024	675,000	696,938
Century Intermediate Holding Company (PIK at 10.50%) 144A(i)¥	9.75	2-15-2019	300,000	303,750
L Brands Incorporated	6.63	4-1-2021	750,000	851,550
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,166,125
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,192,538
Sonic Automotive Incorporated	5.00	5-15-2023	1,224,000	1,217,880
Sonic Automotive Incorporated	7.00	7-15-2022	825,000	870,375

				8,719,505

Consumer Staples: 1.13%

Beverages: 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	790,000	827,525

Food & Staples Retailing: 0.11%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	640,945

Food Products: 0.68%
B&G Foods Incorporated	4.63	6-1-2021	300,000	304,875
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	187,650
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	795,688
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,149,775
Pinnacle Foods Incorporated 144A	5.63	5-1-2024	325,000	324,594
Pinnacle Foods Incorporated 144A	5.88	1-15-2024	75,000	79,313
Prestige Brands Incorporated 144A	6.38	3-1-2024	130,000	136,500
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	946,000
Treehouse Foods Incorporated 144A	6.00	2-15-2024	50,000	53,188

				3,977,583

Household Products: 0.07%
Central Garden & Pet Company	6.13	11-15-2023	250,000	262,500
Spectrum Brands Incorporated	5.75	7-15-2025	100,000	106,065

				368,565

Tobacco: 0.13%
Reynolds American Incorporated 144A	6.88	5-1-2020	650,000	766,411

Energy: 16.36%

Energy Equipment & Services: 5.42%
Bristow Group Incorporated	6.25	10-15-2022	4,480,000	3,673,600
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	95,000	93,100
Era Group Incorporated	7.75	12-15-2022	4,425,000	3,827,625
Forum Energy Technologies Incorporated	6.25	10-1-2021	250,000	227,500
Hilcorp Energy Company 144A	5.00	12-1-2024	500,000	465,000
Hilcorp Energy Company 144A	5.75	10-1-2025	1,300,000	1,225,250
Hilcorp Energy Company 144A	7.63	4-15-2021	325,000	331,500
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	1,350,000	826,875
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,835,000	1,803,769
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,204,350
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	2,126,950

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)
NGPL PipeCo LLC 144A	7.77%	12-15-2037	$10,990,000	$10,110,800
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	453,705
PHI Incorporated	5.25	3-15-2019	5,525,000	5,093,387

				31,463,411

Oil, Gas & Consumable Fuels: 10.94%
Alpha Natural Resources Incorporated (i)(s)	6.25	6-1-2021	475,000	3,563
Arch Coal Incorporated (s)	7.00	6-15-2019	1,200,000	9,000
Arch Coal Incorporated (s)	7.25	6-15-2021	475,000	3,563
Berry Petroleum Company LLC	6.38	9-15-2022	3,175,000	809,625
Berry Petroleum Company LLC	6.75	11-1-2020	320,000	78,400
Continental Resources Incorporated	5.00	9-15-2022	825,000	765,188
CSI Compressco LP	7.25	8-15-2022	1,250,000	981,250
Denbury Resources Incorporated	4.63	7-15-2023	4,725,000	2,811,375
Denbury Resources Incorporated	5.50	5-1-2022	655,000	425,750
Denbury Resources Incorporated	6.38	8-15-2021	1,460,000	949,000
El Paso LLC	6.50	4-1-2020	750,000	815,502
Enable Midstream Partner LP	2.40	5-15-2019	2,350,000	2,131,323
Enable Midstream Partner LP	3.90	5-15-2024	1,500,000	1,264,952
Enable Midstream Partner LP	5.00	5-15-2044	275,000	204,975
Energy Transfer Partners LP	5.20	2-1-2022	750,000	752,234
Enlink Midstream LLC	4.15	6-1-2025	2,950,000	2,541,986
Enlink Midstream LLC	4.40	4-1-2024	3,200,000	2,771,869
Exterran Partners LP	6.00	4-1-2021	2,225,000	1,746,625
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	740,612
Kinder Morgan Incorporated	5.55	6-1-2045	925,000	861,390
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	310,183
Kinder Morgan Incorporated	7.00	6-15-2017	530,000	554,014
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	799,902
Kinder Morgan Incorporated	7.80	8-1-2031	1,850,000	2,003,084
Nabors Industries Incorporated	4.63	9-15-2021	750,000	688,675
Northern Tier Energy LLC	7.13	11-15-2020	1,575,000	1,563,188
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,430,000	2,417,850
Phillips 66	4.30	4-1-2022	625,000	676,868
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	777,112
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,597,813
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	5,199,000	4,575,120
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	2,390,000	2,139,050
Rose Rock Midstream LP	5.63	11-15-2023	675,000	526,500
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	520,000	2,600
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	3,500,000	35,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	844,688
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,710,000	1,671,525
Sabine Pass Liquefaction LLC	5.63	3-1-2025	460,000	448,500
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,572,188
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,594,375
Sabine Pass LNG LP	6.50	11-1-2020	3,245,000	3,382,913
Sabine Pass LNG LP	7.50	11-30-2016	3,210,000	3,284,231
SemGroup Corporation	7.50	6-15-2021	2,755,000	2,424,400

6	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Southern Star Central Corporation 144A	5.13%	7-15-2022	$50,000	$47,625
Southwestern Energy Company	4.10	3-15-2022	425,000	345,844
Suburban Propane Partners LP	7.38	8-1-2021	309,000	318,270
Swift Energy Company (s)(a)	7.13	6-1-2017	5,696,000	0
Swift Energy Company (i)(s)(a)	8.88	1-15-2020	1,075,000	0
Ultra Petroleum Corporation 144A(s)	5.75	12-15-2018	410,000	61,500
Ultra Petroleum Corporation 144A(s)	6.13	10-1-2024	8,475,000	1,271,250
Weatherford International Incorporated	6.35	6-15-2017	650,000	659,750
Western Gas Partners LP	3.95	6-1-2025	175,000	157,255
Western Gas Partners LP	4.00	7-1-2022	175,000	167,797
Western Gas Partners LP	5.38	6-1-2021	728,000	739,453
Western Gas Partners LP	5.45	4-1-2044	650,000	559,121
Williams Partners LP	3.35	8-15-2022	750,000	653,868

				63,539,694

Financials: 14.61%

Banks: 0.91%
Bank of America Corporation	5.70	1-24-2022	250,000	287,210
CIT Group Incorporated	5.25	3-15-2018	100,000	103,125
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,334,288
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	579,563
Citigroup Incorporated	4.50	1-14-2022	250,000	273,226
Citigroup Incorporated	6.00	8-15-2017	650,000	686,723
City National Bank	5.38	7-15-2022	500,000	578,389
HSBC Bank USA	6.00	8-9-2017	650,000	681,805
JPMorgan Chase & Company	3.38	5-1-2023	750,000	758,073

				5,282,402

Capital Markets: 1.13%
ACE Securities Corporation ±	3.06	6-25-2033	399,612	394,096
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	870,151
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	862,436
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	3,115,000
Jefferies Finance LLC 144A	7.38	4-1-2020	200,000	184,500
Jefferies Finance LLC 144A	7.50	4-15-2021	475,000	429,875
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	676,813

				6,532,871

Consumer Finance: 3.48%
Ally Financial Incorporated	5.75	11-20-2025	675,000	683,438
Ally Financial Incorporated	8.00	12-31-2018	780,000	853,125
Ally Financial Incorporated	8.00	3-15-2020	755,000	855,981
Discover Financial Services	5.20	4-27-2022	750,000	811,134
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	690,846
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	260,473
Homer City Generation LLC 144A	8.73	10-1-2026	1,236,785	717,335
Navient Corporation	5.88	3-25-2021	610,000	582,550
Navient Corporation	8.00	3-25-2020	3,280,000	3,411,200

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
SLM Corporation	8.45%	6-15-2018	$1,675,000	$1,792,250
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,108,131
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,661,263
Springleaf Finance Corporation	6.50	9-15-2017	200,000	205,750
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,754,750
Springleaf Finance Corporation	7.75	10-1-2021	500,000	493,750
Springleaf Finance Corporation	8.25	12-15-2020	175,000	181,125
Springleaf Finance Corporation	8.25	10-1-2023	1,160,000	1,160,000

				20,223,101

Diversified Financial Services: 1.82%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,694,275
General Electric Capital Corporation	4.65	10-17-2021	187,000	212,473
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,160,000	1,890,000
ING US Incorporated	5.50	7-15-2022	750,000	841,763
MGP Escrow Issuer LLC 144A	5.63	5-1-2024	200,000	208,125
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,454,923
NewStar Financial Incorporated	7.25	5-1-2020	2,450,000	2,278,500

				10,580,059

Insurance: 1.73%
American International Group Incorporated	4.88	6-1-2022	750,000	822,965
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	651,196
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	734,752
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	2,900,000	2,697,000
Hub International Limited 144A	7.88	10-1-2021	2,295,000	2,249,100
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	815,284
ProAssurance Corporation	5.30	11-15-2023	750,000	796,502
Progressive Corporation ±	6.70	6-15-2067	600,000	566,340
W.R. Berkley Corporation	4.63	3-15-2022	650,000	698,753

				10,031,892

Real Estate Management & Development: 0.55%
Onex Corporation 144A	7.75	1-15-2021	3,205,000	3,205,000

REITs: 4.99%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	692,301
American Tower Corporation	5.90	11-1-2021	650,000	744,327
Crown Castle International Corporation	4.88	4-15-2022	460,000	499,100
Crown Castle International Corporation	5.25	1-15-2023	95,000	105,688
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,071,688
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,887,750
Equinix Incorporated	5.88	1-15-2026	425,000	449,701
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,825,000	1,799,906
Essex Portfolio LP	3.63	8-15-2022	750,000	778,430
Health Care REIT Incorporated	5.25	1-15-2022	650,000	720,489
Iron Mountain Incorporated	5.75	8-15-2024	4,990,000	5,127,225
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	242,650
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,137,600

8	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Sabra Health Care Incorporated	5.38%	6-1-2023	$900,000	$875,250
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,111,000
The Geo Group Incorporated	5.13	4-1-2023	800,000	786,000
The Geo Group Incorporated	5.88	1-15-2022	2,740,000	2,794,800
The Geo Group Incorporated	5.88	10-15-2024	465,000	474,300
Ventas Realty LP	4.25	3-1-2022	650,000	690,400

				28,988,605

Health Care: 7.21%

Biotechnology: 0.14%
Amgen Incorporated	3.63	5-15-2022	750,000	801,195

Health Care Equipment & Supplies: 1.06%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	2,400,000	2,010,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	207,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	701,825
Kinetics Conecpts Incorporated 144A	7.88	2-15-2021	775,000	837,969
Surgery Center Holdings Company 144A	8.88	4-15-2021	2,425,000	2,418,938

				6,175,732

Health Care Providers & Services: 4.12%
Acadia Healthcare Company Incorporated 144A	6.50	3-1-2024	190,000	200,450
Centene Corporation	5.75	6-1-2017	1,000,000	1,030,000
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	848,498
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	445,000
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	549,938
Express Scripts Holding Company	3.90	2-15-2022	665,000	699,453
HCA Incorporated	5.25	6-15-2026	200,000	207,750
HCA Incorporated	6.50	2-15-2020	1,875,000	2,076,563
HealthSouth Corporation	5.75	11-1-2024	530,000	547,225
HealthSouth Corporation	5.75	9-15-2025	650,000	672,425
Humana Incorporated	7.20	6-15-2018	750,000	831,848
Mednax Incorporated 144A	5.25	12-1-2023	475,000	492,813
Molina Healthcare Incorporated 144A	5.38	11-15-2022	475,000	490,438
MPH Acquisition Holdings LLC 144A	6.63	4-1-2022	2,438,000	2,545,662
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,128,750
MPT Operating Partnership LP	6.38	3-1-2024	110,000	117,150
MPT Operating Partnership LP	6.88	5-1-2021	775,000	803,094
Select Medical Corporation	6.38	6-1-2021	6,215,000	5,896,481
Team Health Incorporated 144A	7.25	12-15-2023	950,000	1,008,781
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,563,500
Vizient Incorporated 144A	10.38	3-1-2024	1,625,000	1,771,250

				23,927,069

Health Care Technology: 0.87%
Emdeon Incorporated 144A	6.00	2-15-2021	500,000	503,750
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,573,688

				5,077,438

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.15%
Life Technologies Corporation	6.00%	3-1-2020	$750,000	$843,673

Pharmaceuticals: 0.87%
Endo Finance LLC 144A	5.75	1-15-2022	715,000	693,550
Endo Finance LLC 144A	5.88	1-15-2023	375,000	359,063
Endo Finance LLC 144A	6.00	2-1-2025	775,000	740,125
Endo Finance LLC 144A	7.75	1-15-2022	2,385,000	2,456,550
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	66,188
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	759,137

				5,074,613

Industrials: 4.31%

Aerospace & Defense: 0.18%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,034,563

Airlines: 0.36%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,496,550
Delta Air Lines Incorporated	4.75	11-7-2021	578,856	613,587

				2,110,137

Commercial Services & Supplies: 1.32%
ADT Corporation	3.50	7-15-2022	750,000	690,000
Aramark Services Incorporated	5.13	1-15-2024	120,000	126,900
Covanta Holding Corporation	5.88	3-1-2024	2,260,000	2,237,400
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,545,000
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,535,500
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	765,426
Republic Services Incorporated	3.55	6-1-2022	750,000	787,505

				7,687,731

Construction & Engineering: 0.86%
AECOM	5.75	10-15-2022	215,000	224,138
AECOM	5.88	10-15-2024	2,610,000	2,740,500
United Rentals North America Incorporated	4.63	7-15-2023	1,200,000	1,192,500
United Rentals North America Incorporated	5.50	7-15-2025	850,000	845,294

				5,002,432

Professional Services: 0.15%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	238,359
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	604,074

				842,433

Road & Rail: 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	652,072

Trading Companies & Distributors: 1.33%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,325,500
H&E Equipment Services Incorporated	7.00	9-1-2022	3,250,000	3,282,500
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	82,275

				7,690,275

10	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 4.20%

Communications Equipment: 0.32%
CommScope Technologies Finance LLC 144A	6.00%	6-15-2025	$1,100,000	$1,122,000
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	742,513

				1,864,513

Electronic Equipment, Instruments & Components: 1.40%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,736,563
L-3 Communications Corporation	4.95	2-15-2021	750,000	806,580
Zebra Technologies Corporation	7.25	10-15-2022	1,450,000	1,569,770

				8,112,913

Internet Software & Services: 0.20%
Infor Software Parent LLC	6.50	5-15-2022	550,000	507,656
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	463,375
Zayo Group LLC 144A	6.38	5-15-2025	175,000	182,219

				1,153,250

IT Services: 0.24%
First Data Corporation 144A	5.00	1-15-2024	420,000	424,200
First Data Corporation 144A	5.75	1-15-2024	320,000	324,800
First Data Corporation 144A	6.75	11-1-2020	585,000	614,250

				1,363,250

Semiconductors & Semiconductor Equipment: 0.55%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	303,004
Micron Technology Incorporated 144A	5.25	1-15-2024	700,000	561,750
Micron Technology Incorporated	5.50	2-1-2025	1,100,000	874,500
Micron Technology Incorporated 144A	5.63	1-15-2026	900,000	715,500
Micron Technology Incorporated	5.88	2-15-2022	850,000	750,125

				3,204,879

Software: 0.61%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	742,013
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	190,531
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,160,000	1,587,600
CA Incorporated	5.38	12-1-2019	750,000	817,638
SS&C Technologies Incorporated 144A	5.88	7-15-2023	200,000	206,000

				3,543,782

Technology Hardware, Storage & Peripherals: 0.88%
Hewlett-Packard Company	4.05	9-15-2022	750,000	778,145
NCR Corporation	5.88	12-15-2021	230,000	237,475
NCR Corporation	6.38	12-15-2023	3,950,000	4,108,000

				5,123,620

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Materials: 1.59%

Chemicals: 0.14%
Dow Chemical Company	4.13%	11-15-2021	$750,000	$822,819

Containers & Packaging: 1.41%
Ball Corporation	5.25	7-1-2025	190,000	199,857
Berry Plastics Corporation	5.13	7-15-2023	350,000	353,500
Berry Plastics Corporation 144A	6.00	10-15-2022	215,000	224,675
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,194
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	601,500
Owens-Illinois Incorporated 144A	5.38	1-15-2025	575,000	588,656
Owens-Illinois Incorporated 144A	5.88	8-15-2023	425,000	457,141
Owens-Illinois Incorporated 144A	6.38	8-15-2025	2,950,000	3,178,625
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,421,263
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,153,625

				8,217,036

Metals & Mining: 0.04%
Indalex Holdings Corporation (i)(s)(a)	11.50	2-1-2020	3,170,000	0
Kaiser Aluminum Corporation 144A%%	5.88	5-15-2024	200,000	204,125

				204,125

Telecommunication Services: 7.93%

Diversified Telecommunication Services: 2.83%
AT&T Incorporated	3.80	3-15-2022	750,000	794,648
CenturyLink Incorporated	5.80	3-15-2022	600,000	592,500
Citizens Communications Company	7.88	1-15-2027	355,000	291,100
Frontier Communications Corporation	8.13	10-1-2018	845,000	910,488
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,092,915
Frontier Communications Corporation	8.50	4-15-2020	525,000	555,188
GCI Incorporated	6.75	6-1-2021	2,350,000	2,373,500
GCI Incorporated	6.88	4-15-2025	1,385,000	1,398,850
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	992,063
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	306,750
Level 3 Financing Incorporated 144A	5.38	1-15-2024	700,000	714,000
Level 3 Financing Incorporated	5.38	5-1-2025	975,000	992,063
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	359,625
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	183,313
Level 3 Financing Incorporated 144A	5.25	3-15-2026	650,000	659,750
Qwest Corporation (i)	7.63	8-3-2021	230,000	236,038
Syniverse Holdings Incorporated	9.13	1-15-2019	6,805,000	3,368,475
Windstream Corporation	6.38	8-1-2023	800,000	610,000

				16,431,266

Wireless Telecommunication Services: 5.10%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	830,586
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,415,500
SBA Communications Corporation	4.88	7-15-2022	640,000	644,403

12	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
SBA Communications Corporation	5.63%	10-1-2019	$160,000	$166,000
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,065,000
Sprint Capital Corporation	6.88	11-15-2028	14,540,000	10,795,911
Sprint Capital Corporation	8.75	3-15-2032	2,575,000	2,047,125
Sprint Communications Incorporated	7.00	8-15-2020	225,000	186,750
Sprint Corporation	7.13	6-15-2024	600,000	450,000
Sprint Corporation	7.63	2-15-2025	400,000	300,000
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	315,000
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	89,410
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	172,013
T-Mobile USA Incorporated	6.38	3-1-2025	825,000	866,250
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	163,200
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	85,200
T-Mobile USA Incorporated	6.50	1-15-2026	500,000	530,000
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	170,156
T-Mobile USA Incorporated	6.63	4-28-2021	925,000	974,719
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	539,088
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,678,390
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,130,225

				29,614,926

Utilities: 2.44%

Electric Utilities: 0.47%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000	817,026
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	1,902,932

				2,719,958

Gas Utilities: 0.30%
AmeriGas Finance LLC	6.75	5-20-2020	1,700,000	1,755,743

Independent Power & Renewable Electricity Producers: 1.42%
Calpine Corporation 144A	6.00	1-15-2022	515,000	543,969
Calpine Corporation 144A	7.88	1-15-2023	530,000	565,775
NSG Holdings LLC 144A	7.75	12-15-2025	2,352,652	2,505,575
Reliant Energy Incorporated (i)	9.24	7-2-2017	394,314	386,427
Reliant Energy Incorporated	9.68	7-2-2026	410,000	393,600
TerraForm Power Operating LLC 144A	5.88	2-1-2023	2,800,000	2,443,000
TerraForm Power Operating LLC 144A	6.13	6-15-2025	1,625,000	1,397,500

				8,235,846

Multi-Utilities: 0.25%
Ameren Illinois Company	9.75	11-15-2018	500,000	596,936
CMS Energy Corporation	5.05	3-15-2022	750,000	846,055

				1,442,991

Total Corporate Bonds and Notes (Cost $425,326,379)				420,327,346

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @: 2.64%

Consumer Discretionary: 0.06%

Auto Components: 0.02%
HP Pelzer Holding GmbH (EUR)	7.50%	7-15-2021	$100,000	$121,524

Internet & Catalog Retail: 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	234,782

Consumer Staples: 0.14%

Food Products: 0.14%
BRF S.A. 144A (BRL)	7.75	5-22-2018	3,100,000	788,689

Energy: 0.27%

Energy Equipment & Services: 0.02%
Rapid Holding GmbH 144A (EUR)	6.63	11-15-2020	100,000	120,814

Oil, Gas & Consumable Fuels: 0.25%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,443,366

Financials: 1.70%

Banks: 1.61%
Eurofima (AUD)	6.25	12-28-2018	2,450,000	2,035,421
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,223,073
KfW (TRY)	5.00	1-16-2017	11,400,000	3,937,058
KfW (AUD)	5.00	3-19-2024	1,300,000	1,130,128
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,017,221

				9,342,901

Diversified Financial Services: 0.09%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	299,159
TES Finance plc (GBP)	6.75	7-15-2020	200,000	247,314

				546,473

Materials: 0.12%

Chemicals: 0.12%
Albemarle Corporation (EUR)	1.88	12-8-2021	600,000	686,201

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.07%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	300,000	401,031

Wireless Telecommunication Services: 0.28%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,620,697

Total Foreign Corporate Bonds and Notes (Cost $19,899,745)				15,306,478

Foreign Government Bonds @: 25.25%
Brazil (BRL)	10.00	1-1-2017	38,525,000	10,983,811
Brazil (BRL)	10.00	1-1-2025	32,800,000	8,410,217

14	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Colombia (COP)	7.00%	5-4-2022	$18,650,000,000	$6,303,136
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,877,047
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,211,478
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	10,276,843
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,929,747
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,322,207
Malaysia (MYR)	3.66	10-15-2020	20,700,000	5,334,310
Malaysia (MYR)	4.18	7-15-2024	19,850,000	5,164,089
Mexico (MXN)	4.75	6-14-2018	191,800,000	11,219,820
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,451,800
Mexico (MXN)	10.00	12-5-2024	62,120,000	4,653,480
Mexico (MXN)	10.00	12-5-2024	14,100,000	1,056,247
Poland (PLN)	2.50	7-25-2026	42,500,000	10,568,064
Poland (PLN)	3.25	7-25-2025	34,100,000	9,168,705
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,783,050
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	6,846,648
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,020,054
Romania (RON)	5.85	4-26-2023	31,550,000	9,311,141
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,498,309
Thailand (THB)	3.25	6-16-2017	110,000,000	3,216,311
Thailand (THB)	3.85	12-12-2025	108,500,000	3,664,421
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,502,752
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,855,754

Total Foreign Government Bonds (Cost $168,396,630)				146,629,441

Loans: 15.23%

Consumer Discretionary: 3.42%

Auto Components: 0.58%
Allison Transmission Incorporated ±	3.75	8-23-2019	3,358,600	3,360,716

Distributors: 0.51%
Spin Holdco Incorporated ±	4.25	11-14-2019	3,002,546	2,941,234

Hotels, Restaurants & Leisure: 0.12%
CCM Merger Incorporated ±	4.50	8-8-2021	633,825	635,213
TGI Friday’s Incorporated ±	5.25	7-15-2020	98,050	98,050

				733,263

Household Products: 0.03%
Anchor Glass Container Corporation ±	4.25	7-1-2022	163,710	164,017

Leisure Products: 0.36%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	1,716,282	1,707,701
Life Time Fitness Incorporated ±	4.25	6-10-2022	373,059	370,728

				2,078,429

Media: 1.28%
Altice US Finance I Corporation ±	4.25	12-14-2022	421,699	421,066
Cablevision Systems Corporation ±	5.00	10-9-2022	700,000	702,191

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Charter Communications Operating LLC ±%%<	3.50%	1-24-2023	$920,000	$923,616
Entercom Radio LLC ±	4.00	11-23-2018	1,026,127	1,022,710
Learfield Communications Incorporated ±	4.25	10-9-2020	1,433,762	1,429,289
Learfield Communications Incorporated ±	8.75	10-9-2021	2,669,807	2,656,458
Mission Broadcasting Incorporated ±	3.75	10-1-2020	124,911	124,599
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	141,651	141,297

				7,421,226

Multiline Retail: 0.03%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	199,227	196,155

Specialty Retail: 0.51%
Focus Brands Incorporated ±	4.25	2-21-2018	656,285	657,105
Focus Brands Incorporated ±	10.25	8-21-2018	2,023,863	2,021,333
Staples Incorporated ±	4.75	2-2-2022	275,000	275,602

				2,954,040

Consumer Staples: 0.15%

Food Products: 0.15%
B&G Foods Incorporated ±	3.76	11-2-2022	640,110	643,310
Pinnacle Foods Incorporated ±	3.75	1-13-2023	249,375	250,452

				893,762

Energy: 0.49%

Energy Equipment & Services: 0.49%
Hummel Station LLC ±	7.00	10-27-2022	3,025,000	2,858,625

Financials: 2.12%

Capital Markets: 0.36%
American Capital Limited ±	3.50	8-22-2017	1,373,348	1,367,346
La Quinta Intermediate Holdings LLC ±	3.75	4-14-2021	748,116	736,894

				2,104,240

Consumer Finance: 0.03%
KAR Auction Services Incorporated ±	4.25	3-9-2023	200,000	200,750

Diversified Financial Services: 0.69%
American Beacon Advisors Incorporated ±	5.50	4-30-2022	2,336,206	2,311,395
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	440,000	402,600
Ipreo Holdings LLC ±	4.00	8-6-2021	142,833	135,870
LPL Holdings Incorporated ±	4.75	11-20-2022	1,196,801	1,184,833

				4,034,698

Insurance: 0.26%
Asurion LLC ±	8.50	3-3-2021	360,000	345,085
Hub International Limited ±	4.25	10-2-2020	272,053	268,767
Solera Holdings Incorporated ±	5.75	3-3-2023	875,000	878,281

				1,492,133

16	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.75%
Capital Automotive LP ±	4.00%	4-10-2019	$2,472,998	$2,479,181
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,853,957

				4,333,138

REITs: 0.03%
MGM Growth Properties LLC ±	4.00	4-25-2023	150,000	150,782

Health Care: 1.48%

Health Care Equipment & Supplies: 0.15%
DJO Finance LLC ±	4.25	6-8-2020	565,725	549,460
Prestige Brands Incorporated ±	3.52	9-3-2021	297,826	298,386

				847,846

Health Care Providers & Services: 0.75%
Acadia Healthcare Company Incorporated ±	4.25	2-11-2022	158,000	159,054
Acadia Healthcare Company Incorporated ±	4.50	2-16-2023	947,625	953,841
Community Health Systems Incorporated ±	4.00	1-27-2021	945,238	930,842
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	1,110,938	1,113,026
TeamHealth Incorporated ±	4.50	11-23-2022	523,688	526,961
Vizient Incorporated ±%%<	6.25	2-13-2023	650,000	655,688

				4,339,412

Health Care Technology: 0.20%
Alere Incorporated ±	4.25	6-18-2022	101,743	100,725
Emdeon Incorporated ±	3.75	11-2-2018	992,327	991,712
Hill-Rom Holdings Incorporated ±	3.50	9-8-2022	69,938	70,214

				1,162,651

Pharmaceuticals: 0.38%
Endo Finance LLC ±	3.75	9-26-2022	299,250	298,128
Valeant Pharmaceuticals International Incorporated ±%%<	4.75	12-11-2019	1,545,866	1,504,514
Valeant Pharmaceuticals International Incorporated ±	5.00	4-1-2022	440,604	429,148

				2,231,790

Industrials: 1.69%

Aerospace & Defense: 0.52%
TransDigm Incorporated ±	3.75	2-28-2020	3,011,172	3,005,903

Chemicals: 0.05%
The Chemours Company ±	3.75	5-12-2022	277,900	269,980

Commercial Services & Supplies: 0.68%
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,016,091	1,012,280
Gates Global Limited ±	4.25	7-6-2021	849,460	812,143
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	528,262	517,697
W3 Company ±	9.25	9-13-2020	289,275	121,496
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,280,325	1,261,120
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	16,901

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
WASH Multifamily Laundry Systems LLC ±(i)	8.00%	5-14-2023	$102,115	$96,499
Waste Industries USA Incorporated ±	4.25	2-27-2020	113,850	114,040

				3,952,176

Electrical Equipment: 0.17%
Nusil Technology LLC ±	5.25	4-7-2017	976,910	971,107

Machinery: 0.11%
Onex Wizard Acquisition Company ±	4.25	3-13-2022	634,348	632,648

Transportation Infrastructure: 0.16%
HGIM Corporation ±	5.50	6-18-2020	848,037	482,321
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	80,415	76,193
OSG International Incorporated ±	5.75	8-5-2019	398,279	393,799

				952,313

Information Technology: 2.65%

Internet Software & Services: 0.48%
Black Knight InfoServ LLC ±	3.75	5-27-2022	496,873	497,186
CCC Information Services Incorporated ±	4.00	12-20-2019	581,470	577,109
Infor US Incorporated ±	3.75	6-3-2020	700,498	683,280
Sophia Holding Finance LP ±	4.75	9-30-2022	151,075	150,698
Vertafore Incorporated ±	9.75	10-29-2017	510,000	509,745
Zayo Group LLC ±	3.75	5-6-2021	356,913	356,720

				2,774,738

Semiconductors & Semiconductor Equipment: 0.25%
Avago Technologies ±	4.25	2-1-2023	1,000,000	1,000,180
NXP Semiconductors N.V. ±	3.75	12-7-2020	448,875	449,997

				1,450,177

Software: 0.11%
SS&C Technologies Incorporated ±	4.01	7-8-2022	596,759	598,251
SS&C Technologies Incorporated ±	4.02	7-8-2022	85,021	85,234

				683,485

Technology Hardware, Storage & Peripherals: 1.81%
CDW LLC ±	3.25	4-29-2020	873,251	872,491
Dell Incorporated ±	4.00	4-29-2020	8,231,686	8,228,722
Kronos Incorporated ±	4.50	10-30-2019	569,266	567,603
Peak 10 Incorporated ±(i)	8.25	6-17-2022	430,000	344,000
Riverbed Technology Incorporated ±	5.75	4-24-2022	487,724	490,494

				10,503,310

Materials: 0.03%

Containers & Packaging: 0.03%
Owens-Illinois Incorporated ±	3.50	9-1-2022	167,875	168,014

18	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 1.74%

Diversified Telecommunication Services: 1.10%
Avaya Incorporated ±	5.13%	10-26-2017	$199,261	$137,490
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,704,675
nTelos Incorporated ±	5.75	11-9-2019	1,998,957	1,993,960
Telesat Canada ±	3.50	3-28-2019	2,551,221	2,546,961

				6,383,086

Wireless Telecommunication Services: 0.64%
LTS Buyer LLC ±	4.00	4-13-2020	1,853,133	1,846,647
LTS Buyer LLC ±(i)	8.00	4-12-2021	566,625	560,959
Syniverse Holdings Incorporated ±	4.00	4-23-2019	937,955	750,364
Syniverse Holdings Incorporated ±	4.00	4-23-2019	165,800	132,640
T-Mobile USA Incorporated ±	3.50	11-9-2022	448,875	451,402

				3,742,012

Utilities: 1.46%

Electric Utilities: 1.37%
Green Energy Partners ±(i)	6.50	11-13-2021	1,330,000	1,270,150
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	20,096,983	6,697,320

				7,967,470

Independent Power & Renewable Electricity Producers: 0.09%
Calpine Corporation ±	4.00	10-9-2019	493,606	493,730

Total Loans (Cost $102,342,187)				88,449,056

Municipal Obligations: 0.05%

New York: 0.05%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00	4-1-2018	270,000	269,109

Total Municipal Obligations (Cost $270,000)				269,109

Non-Agency Mortgage-Backed Securities: 5.95%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	20,033	20,003
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.34	4-25-2034	68,759	62,642
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	221,284	220,799
Asset-Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.76	10-15-2032	115,733	115,370
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	6.08	7-10-2044	1,340,000	1,332,035
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	530,000	530,319
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.48	2-10-2051	550,000	584,022
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	757,681
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	373,950	387,079
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.21	1-26-2037	52,408	52,316
Banc of America Mortgage Securities Series 2003 Class 1A1 ±	2.74	4-25-2033	346,359	322,282
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.91	2-25-2033	57,633	55,534

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.92%	6-11-2050	$318,000	$330,027
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	104,760
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	715,000	748,756
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	81,377	81,194
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	31,189	31,481
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	218,835	222,758
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	5.04	9-10-2045	1,000,000	1,052,242
Citigroup Commercial Mortgage Trust Series 2015 Class A 144A±	1.58	9-15-2027	595,000	589,596
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.81	12-25-2033	54,070	52,096
Commercial Mortgage Trust Series 2007-C9 144A±	1.08	12-10-2049	940,000	917,590
Commercial Mortgage Trust Series 2012-CR2 Class C ±	5.02	8-15-2045	1,000,000	1,049,047
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.43	2-25-2034	97,099	97,570
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.82	10-25-2033	112,052	109,124
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	6.24	6-15-2038	1,045,000	1,045,275
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,511,447
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,010,747
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.36	9-25-2032	578,809	535,032
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.93	6-25-2033	161,875	160,009
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.64	3-25-2033	38,162	36,864
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	1.09	4-25-2036	117,845	117,488
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	427,452
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.77	2-25-2034	421,472	414,365
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.71	8-25-2034	11,349	11,052
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.76	11-25-2032	193,072	180,607
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.47	7-25-2034	72,943	73,945
Great Wolf Trust Series 2015 Class A 144A±	1.89	5-15-2034	1,015,000	1,003,420
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	378,182	394,676
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.99	8-10-2045	879,081	902,768
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±	1.59	8-10-2043	5,430,085	274,314
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±	2.69	5-10-2045	4,625,636	379,200
GS Mortgage Securities Trust Series 2014-New Class C 144A	3.79	1-10-2031	1,000,000	969,475
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.36	2-15-2033	500,000	501,093
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.75	6-25-2034	11,235	11,233
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.87	4-25-2035	10,611	10,517
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.74	3-25-2035	128,206	125,978
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.73	5-25-2036	76,102	75,612
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	886,296
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	542,398
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	1.68	5-15-2028	377,396	373,574
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.67	7-25-2034	72,299	69,861
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.67	7-25-2034	72,433	69,947
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.83	6-25-2035	254,504	256,821
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	46,462	47,095
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	191,541	192,363
Lehman XS Trust Series 2006-18N Class A5A ±	0.61	12-25-2036	18,036	14,805
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.74	12-25-2033	460,461	454,738
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.86	1-25-2034	18,422	17,731
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.78	11-21-2034	26,445	26,868
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	40,283	41,260

20	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20%	12-12-2049	$340,000	$345,196
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	793,369	822,948
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	75,847	77,319
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.92	5-12-2039	306,979	306,707
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	6.03	6-12-2050	608,556	625,615
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	1.24	12-25-2031	17,321	15,918
Mid State Trust Series 11 Class A1	4.86	7-15-2038	234,661	249,278
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.31	1-25-2029	113,855	106,395
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±	1.89	8-15-2045	5,367,210	339,551
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.49	12-27-2033	527,408	508,742
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	504,910
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,003,993
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	25,084
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	503,523
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,225,642	1,271,047
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.99	8-15-2045	615,000	629,149
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.71	3-15-2045	900,000	962,987
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.37	11-25-2034	1,165,049	1,031,904
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	1.02	3-25-2035	62,015	61,936
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.78	5-25-2035	39,444	40,173
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	3.13	12-26-2035	24,698	24,655
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	410,814	412,687
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	59,092	59,098
Saxon Asset Securities Trust Series 2002-1 Class AF5	4.87	12-25-2030	156,611	158,642
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	544,485	550,829
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	1.20	4-20-2033	20,111	18,867
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.84	3-25-2034	67,479	66,282
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.96	2-25-2028	257,303	248,276
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	1.03	10-25-2027	75,775	73,626
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.57	11-25-2033	173,407	163,516
Vendee Mortgage Trust Series 2003-2 Class IO ±	0.76	5-15-2033	5,569,109	175,371
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	179,858	191,859

Total Non-Agency Mortgage-Backed Securities (Cost $34,661,152)				34,568,732

Yankee Corporate Bonds and Notes: 8.03%

Consumer Discretionary: 0.50%

Media: 0.50%
Grupo Televisa SAB	6.00	5-15-2018	750,000	812,594
Myriad International Holdings BV	6.00	7-18-2020	500,000	545,480
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	783,750
WPP Finance 2010	3.63	9-7-2022	750,000	781,874

				2,923,698

Consumer Staples: 0.49%

Beverages: 0.35%
Anadolu Efes	3.38	11-1-2022	1,400,000	1,239,868
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	824,814

				2,064,682

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Tobacco: 0.14%
BAT International Finance plc 144A	3.25%	6-7-2022	$750,000	$792,298

Energy: 1.20%

Oil, Gas & Consumable Fuels: 1.20%
Baytex Energy Corporation 144A	5.63	6-1-2024	325,000	247,000
Griffin Coal Mining Company Limited 144A(i)(s)(a)	9.50	12-1-2016	1,685,411	674,164
Griffin Coal Mining Company Limited (i)(s)(a)	9.50	12-1-2016	137,792	55,117
Petrobras International Finance Company	5.38	1-27-2021	670,000	595,664
Petroleos Mexicanos	4.88	1-24-2022	750,000	755,625
Teekay Corporation 144A	8.50	1-15-2020	1,000,000	762,500
Teekay Corporation	8.50	1-15-2020	4,475,000	3,412,188
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	465,295

				6,967,553

Financials: 0.99%

Banks: 0.79%
ABN AMRO Bank N.V. 144A	4.80	4-18-2026	750,000	767,622
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	693,999
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,051,673
Export Import Bank of Korea	5.00	4-11-2022	750,000	860,109
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	772,208
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	432,638
Preferred Term Securities XII Limited (i)(s)(a)	1.00	12-24-2033	635,000	0

				4,578,249

Diversified Financial Services: 0.20%
GE Capital International Funding Company 144A	2.34	11-15-2020	527,000	539,455
Tyco Electronics Group SA	3.50	2-3-2022	625,000	647,646

				1,187,101

Health Care: 1.06%

Pharmaceuticals: 1.06%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	450,000
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	257,125
Perrigo Finance plc	3.90	12-15-2024	1,000,000	1,013,936
Valeant Pharmaceuticals International Incorporated 144A%%	5.63	12-1-2021	700,000	593,250
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	1,660,000	1,395,438
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	2,050,000	1,701,500
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	785,000	718,275

				6,129,524

Industrials: 0.64%

Building Products: 0.04%
Allegion plc	5.88	9-15-2023	210,000	222,600

Commercial Services & Supplies: 0.42%
GFL Environmental Incorporated 144A	7.88	4-1-2020	1,900,000	1,928,500
GFL Environmental Incorporated 144A	9.88	2-1-2021	500,000	527,500

				2,456,000

22	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—April 30, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.04%
Sensata Technologies BV 144A	5.00%	10-1-2025	$235,000	$236,175

Road & Rail: 0.14%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	820,219

Information Technology: 0.27%

Communications Equipment: 0.14%
Ericsson LM	4.13	5-15-2022	750,000	794,905

Internet Software & Services: 0.13%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	765,215

Materials: 0.99%

Containers & Packaging: 0.57%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,521,968	1,510,062
Ardagh Packaging Finance plc 144A%%	7.25	5-15-2024	725,000	725,000
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,020,000	1,073,550

				3,308,612

Metals & Mining: 0.42%
ArcelorMittal SA	5.50	2-25-2017	725,000	748,563
ArcelorMittal SA	6.13	6-1-2025	275,000	268,813
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000	692,213
Vale Overseas Limited	4.38	1-11-2022	750,000	693,750

				2,403,339

Telecommunication Services: 1.77%

Diversified Telecommunication Services: 1.54%
Intelsat Jackson Holdings SA	5.50	8-1-2023	6,775,000	4,280,953
Intelsat Jackson Holdings SA	7.25	4-1-2019	1,675,000	1,373,500
Intelsat Luxembourg SA	7.75	6-1-2021	1,435,000	480,725
Intelsat Luxembourg SA	8.13	6-1-2023	5,815,000	1,904,413
Qtel International Finance Limited	5.00	10-19-2025	300,000	332,484
Virgin Media Finance plc 144A	5.38	4-15-2021	162,000	169,290
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	375,950
				8,917,315

Wireless Telecommunication Services: 0.23%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000	589,794
Telesat Canada Incorporated 144A	6.00	5-15-2017	775,000	774,070
				1,363,864

Utilities: 0.12%

Electric Utilities: 0.12%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	684,125

Total Yankee Corporate Bonds and Notes (Cost $55,735,817)				46,615,474

Portfolio of investments—April 30, 2016 (unaudited)	Wells Fargo Multi-Sector Income Fund	23

	Yield	Shares	Value

Short-Term Investments: 4.71%

Investment Companies: 4.71%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##	0.43%	27,383,187	$27,383,187

Total Short-Term Investments (Cost $27,383,187)			27,383,187

Total investments in securities (Cost $852,552,984) *	136.90%	795,043,046
Other assets and liabilities, net	(36.90)	(214,298,166)

Total net assets	100.00%	$580,744,880

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

†	Non-income-earning security

(i)	Illiquid security

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

@	Foreign bond principal is denominated in the local currency of the issuer.

%%	The security is issued on a when-issued basis.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $858,011,810 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,596,508
Gross unrealized losses	(81,565,272)

Net unrealized losses	$(62,968,764)

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
11/1/2015 to 11/30/2015	—	—	—	42,055,000
12/1/215 to 12/31/2015	—	—	—	42,055,000
1/1/2016 to 1/31/2016	—	—	—	42,055,000
2/1/2016 to 2/29/2016	36,691	$11.08	36,691	42,018,309
3/1/216 to 3/31/2016	—	—	—	42,018,309
4/1/2016 to 4/30/2016	—	—	—	42,018,309
Total	36,691	$11.08	—	42,018,309

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund may repurchase up to 10% of its outstanding shares within one year of December 17, 2015.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: June 27, 2016

By:

/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 27, 2016